Inventories (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Inventories (Details) [Line Items]
Net realizable value adjustment
Write-Downs [Member]
Inventories (Details) [Line Items]
Inventory provision